Debt, Debt discount and issuance costs included in interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt discount and issuance costs [Abstract]
Amortization of debt discount and debt issuance costs	$ 14	$ 35	$ 21